Other Liabilities - Summary of Reinsurance Premiums Ceded (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net premiums	$ 1,224	$ 1,642
Direct premium income [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net premiums	1,623	2,050
Ceded premiums [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net premiums	$ (399)	$ (408)